Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000049804 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	58.10%
C000049804 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(0.30%)
C000049804 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
C000049804 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000049804 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.00%
C000049804 | CurrencyExposure_Long_Vietnam
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000049804 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000049804 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
C000049804 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000049804 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000049804 | CurrencyExposure_Long_Paraguay
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000049804 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000049804 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	102.90%
C000049804 | CurrencyExposure_Short_Hungary
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000049804 | CurrencyExposure_Short_United Kingdom
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000049804 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.70%
C000049804 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.70%
C000049804 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	65.60%
C000100401 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	58.10%
C000100401 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(0.30%)
C000100401 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
C000100401 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000100401 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.00%
C000100401 | CurrencyExposure_Long_Vietnam
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000100401 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000100401 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
C000100401 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000100401 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000100401 | CurrencyExposure_Long_Paraguay
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000100401 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000100401 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	102.90%
C000100401 | CurrencyExposure_Short_Hungary
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000100401 | CurrencyExposure_Short_United Kingdom
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000100401 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100401 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.70%
C000100401 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	65.60%
C000100402 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	58.10%
C000100402 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(0.30%)
C000100402 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
C000100402 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000100402 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.00%
C000100402 | CurrencyExposure_Long_Vietnam
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000100402 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000100402 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
C000100402 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000100402 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000100402 | CurrencyExposure_Long_Paraguay
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000100402 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000100402 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	102.90%
C000100402 | CurrencyExposure_Short_Hungary
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000100402 | CurrencyExposure_Short_United Kingdom
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000100402 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100402 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.70%
C000100402 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	65.60%
C000014445 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014445 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014445 | B
Holdings [Line Items]
Percent of Total Investments	60.50%
C000014445 | BB
Holdings [Line Items]
Percent of Total Investments	25.60%
C000014445 | BBB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014445 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014445 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014445 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014445 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014445 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014445 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000014446 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014446 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014446 | B
Holdings [Line Items]
Percent of Total Investments	60.50%
C000014446 | BB
Holdings [Line Items]
Percent of Total Investments	25.60%
C000014446 | BBB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014446 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014446 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014446 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014446 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014446 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014446 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000014448 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014448 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014448 | B
Holdings [Line Items]
Percent of Total Investments	60.50%
C000014448 | BB
Holdings [Line Items]
Percent of Total Investments	25.60%
C000014448 | BBB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014448 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014448 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014448 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014448 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014448 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014448 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000014449 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014449 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014449 | B
Holdings [Line Items]
Percent of Total Investments	60.50%
C000014449 | BB
Holdings [Line Items]
Percent of Total Investments	25.60%
C000014449 | BBB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014449 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014449 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014449 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014449 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014449 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014449 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000171616 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171616 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.60%
C000171616 | B
Holdings [Line Items]
Percent of Total Investments	60.50%
C000171616 | BB
Holdings [Line Items]
Percent of Total Investments	25.60%
C000171616 | BBB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000171616 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171616 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171616 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171616 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171616 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000171616 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000014440 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014440 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014440 | B
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000014440 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000014440 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014440 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014440 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014440 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014440 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014440 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014440 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	85.30%
C000014441 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014441 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014441 | B
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000014441 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000014441 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014441 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014441 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014441 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014441 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014441 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014441 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	85.30%
C000014443 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014443 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014443 | B
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000014443 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000014443 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014443 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014443 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014443 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014443 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014443 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	85.30%
C000014444 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014444 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014444 | B
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000014444 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000014444 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014444 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014444 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014444 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014444 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014444 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014444 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	85.30%
C000177290 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177290 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000177290 | B
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000177290 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000177290 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000177290 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000177290 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000177290 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
C000177290 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000177290 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000177290 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	85.30%
C000049802 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000049802 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(9.30%)
C000049802 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
C000049802 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000049802 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
C000049802 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000049802 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000049802 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000049802 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000049802 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000049802 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	37.40%
C000049802 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	1.50%
C000049802 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000049802 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.30%)
C000049802 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000049802 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000049802 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000049802 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.00%
C000049802 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%
C000049802 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	39.60%
C000049802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.10%
C000049802 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000049802 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000049802 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000081636 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000081636 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(9.30%)
C000081636 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
C000081636 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000081636 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
C000081636 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000081636 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000081636 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000081636 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000081636 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000081636 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	37.40%
C000081636 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	1.50%
C000081636 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000081636 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.30%)
C000081636 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000081636 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000081636 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000081636 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081636 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%
C000081636 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	39.60%
C000081636 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081636 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000081636 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000081636 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000049803 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000049803 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(9.30%)
C000049803 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
C000049803 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000049803 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
C000049803 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000049803 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000049803 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000049803 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000049803 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000049803 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	37.40%
C000049803 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	1.50%
C000049803 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000049803 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.30%)
C000049803 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000049803 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000049803 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000049803 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.00%
C000049803 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%
C000049803 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	39.60%
C000049803 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.10%
C000049803 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000049803 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000049803 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089783 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000089783 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(9.30%)
C000089783 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
C000089783 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000089783 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
C000089783 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000089783 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000089783 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000089783 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000089783 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000089783 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	37.40%
C000089783 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	1.50%
C000089783 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000089783 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.30%)
C000089783 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000089783 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000089783 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000089783 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089783 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%
C000089783 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	39.60%
C000089783 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.10%
C000089783 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089783 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089783 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000191155 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
C000191155 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(9.30%)
C000191155 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
C000191155 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000191155 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	2.90%
C000191155 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000191155 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000191155 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000191155 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000191155 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
C000191155 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	37.40%
C000191155 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	1.50%
C000191155 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000191155 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(1.30%)
C000191155 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000191155 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(2.00%)
C000191155 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000191155 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.00%
C000191155 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%
C000191155 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	39.60%
C000191155 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.10%
C000191155 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191155 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000191155 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014451 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014451 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014451 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014451 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014451 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014451 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	40.20%
C000014451 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.40%
C000014453 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014453 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014453 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014453 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014453 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014453 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	40.20%
C000014453 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.40%
C000077399 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077399 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000077399 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077399 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077399 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000077399 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	40.20%
C000077399 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.40%
C000014450 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014450 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014450 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014450 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014450 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014450 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	40.20%
C000014450 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.40%
C000014454 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014454 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000014454 | B
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000014454 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000014454 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014454 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014454 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014454 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014454 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014454 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.30%
C000014454 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.40%
C000014456 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014456 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000014456 | B
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000014456 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000014456 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014456 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014456 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014456 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014456 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014456 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.30%
C000014456 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.40%
C000081635 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000081635 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000081635 | B
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000081635 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000081635 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081635 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000081635 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081635 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081635 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081635 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.30%
C000081635 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.40%
C000243418 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243418 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243418 | B
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000243418 | BB
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000243418 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243418 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000243418 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243418 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243418 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243418 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.30%
C000243418 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.40%
C000227652 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000227652 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000227652 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227652 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.50%
C000227652 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	49.80%
C000227652 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	43.80%
C000014457 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014457 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014457 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014457 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014457 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	49.80%
C000014457 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	43.80%
C000014459 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014459 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014459 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014459 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014459 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	49.80%
C000014459 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	43.80%
C000078260 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078260 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078260 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.70%
C000078260 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.50%
C000078260 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	49.80%
C000078260 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	43.80%
C000014479 | FR_TSR_AT_FP7A17
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
C000014479 | FR_TSR_AT_FP7A12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014479 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014479 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014479 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014479 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014479 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014479 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014479 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014479 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014479 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000014479 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000014479 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014479 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000014479 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000014479 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014479 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014479 | FR_TSR_ST_FP7AS3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014479 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014479 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	17.50%
C000014479 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	69.40%
C000014481 | FR_TSR_AT_FP7A17
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
C000014481 | FR_TSR_AT_FP7A12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014481 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014481 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014481 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014481 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014481 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014481 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014481 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014481 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014481 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000014481 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000014481 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014481 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000014481 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000014481 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014481 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014481 | FR_TSR_ST_FP7AS3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014481 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014481 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	17.50%
C000014481 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	69.40%
C000077400 | FR_TSR_AT_FP7A17
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
C000077400 | FR_TSR_AT_FP7A12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077400 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077400 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077400 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077400 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077400 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077400 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077400 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077400 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077400 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077400 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077400 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000077400 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077400 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000077400 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077400 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077400 | FR_TSR_ST_FP7AS3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077400 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.20%
C000077400 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	17.50%
C000077400 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	69.40%
C000080481 | FR_TSR_AT_FP7A17
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
C000080481 | FR_TSR_AT_FP7A12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080481 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080481 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080481 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080481 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080481 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080481 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080481 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080481 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080481 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080481 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080481 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000080481 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000080481 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000080481 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000080481 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.90%
C000080481 | FR_TSR_ST_FP7AS3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000080481 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.20%
C000080481 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	17.50%
C000080481 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	69.40%
C000014463 | FR_TSR_ST_FU2R9
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014463 | FR_TSR_ST_FU2R8
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014463 | FR_TSR_ST_FU2R7
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014463 | FR_TSR_ST_FU2R6
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014463 | FR_TSR_ST_FU2R4
Holdings [Line Items]
Percent of Total Investments	8.10%
C000014463 | FR_TSR_ST_FU2R5
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014463 | FR_TSR_ST_FU2R3
Holdings [Line Items]
Percent of Total Investments	16.60%
C000014463 | FR_TSR_ST_FU2R2
Holdings [Line Items]
Percent of Total Investments	26.10%
C000014463 | FR_TSR_ST_FU2R1
Holdings [Line Items]
Percent of Total Investments	37.10%
C000014465 | FR_TSR_ST_FU2R9
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014465 | FR_TSR_ST_FU2R8
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014465 | FR_TSR_ST_FU2R7
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014465 | FR_TSR_ST_FU2R6
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014465 | FR_TSR_ST_FU2R4
Holdings [Line Items]
Percent of Total Investments	8.10%
C000014465 | FR_TSR_ST_FU2R5
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014465 | FR_TSR_ST_FU2R3
Holdings [Line Items]
Percent of Total Investments	16.60%
C000014465 | FR_TSR_ST_FU2R2
Holdings [Line Items]
Percent of Total Investments	26.10%
C000014465 | FR_TSR_ST_FU2R1
Holdings [Line Items]
Percent of Total Investments	37.10%
C000162692 | FR_TSR_ST_FU2R9
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162692 | FR_TSR_ST_FU2R8
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162692 | FR_TSR_ST_FU2R7
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162692 | FR_TSR_ST_FU2R6
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162692 | FR_TSR_ST_FU2R4
Holdings [Line Items]
Percent of Total Investments	8.10%
C000162692 | FR_TSR_ST_FU2R5
Holdings [Line Items]
Percent of Total Investments	8.30%
C000162692 | FR_TSR_ST_FU2R3
Holdings [Line Items]
Percent of Total Investments	16.60%
C000162692 | FR_TSR_ST_FU2R2
Holdings [Line Items]
Percent of Total Investments	26.10%
C000162692 | FR_TSR_ST_FU2R1
Holdings [Line Items]
Percent of Total Investments	37.10%
C000014437 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014437 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014437 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014437 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014437 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014437 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014437 | FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014437 | FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014437 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014437 | FR_701094104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014437 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Total Investments	30.70%
C000014437 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014437 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014437 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014437 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014437 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014437 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014437 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014437 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014437 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014437 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000014437 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014437 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000014439 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014439 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014439 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014439 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014439 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014439 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014439 | FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014439 | FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014439 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014439 | FR_701094104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014439 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Total Investments	30.70%
C000014439 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014439 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014439 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014439 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014439 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014439 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014439 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014439 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014439 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014439 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000014439 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014439 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000058335 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000058335 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000058335 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.60%
C000058335 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000058335 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.10%
C000058335 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000058335 | FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000058335 | FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000058335 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000058335 | FR_701094104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000058335 | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Total Investments	30.70%
C000058335 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000058335 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058335 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000058335 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000058335 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000058335 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000058335 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000058335 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000058335 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000058335 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000058335 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000058335 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000148037 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	5.20%
C000148037 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	4.20%
C000148037 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148037 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.70%
C000148037 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000148037 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148037 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148037 | FR_650313901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148037 | FR_688952902
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148037 | FR_399909100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148037 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	22.40%
C000148037 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
C000148037 | Country Derivatives
Holdings [Line Items]
Percent of Total Investments	4.30%
C000148037 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	4.50%
C000148037 | Argentina
Holdings [Line Items]
Percent of Total Investments	4.50%
C000148037 | Chile
Holdings [Line Items]
Percent of Total Investments	6.00%
C000148037 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.90%
C000148037 | India
Holdings [Line Items]
Percent of Total Investments	8.00%
C000148037 | Greece
Holdings [Line Items]
Percent of Total Investments	10.80%
C000148037 | Vietnam
Holdings [Line Items]
Percent of Total Investments	13.70%
C000148037 | South Korea
Holdings [Line Items]
Percent of Total Investments	14.70%
C000148037 | Grupo Financiero Galicia SA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000148039 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	5.20%
C000148039 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	4.20%
C000148039 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148039 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.70%
C000148039 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000148039 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148039 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148039 | FR_650313901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148039 | FR_688952902
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148039 | FR_399909100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148039 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	22.40%
C000148039 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
C000148039 | Country Derivatives
Holdings [Line Items]
Percent of Total Investments	4.30%
C000148039 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	4.50%
C000148039 | Argentina
Holdings [Line Items]
Percent of Total Investments	4.50%
C000148039 | Chile
Holdings [Line Items]
Percent of Total Investments	6.00%
C000148039 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.90%
C000148039 | India
Holdings [Line Items]
Percent of Total Investments	8.00%
C000148039 | Greece
Holdings [Line Items]
Percent of Total Investments	10.80%
C000148039 | Vietnam
Holdings [Line Items]
Percent of Total Investments	13.70%
C000148039 | South Korea
Holdings [Line Items]
Percent of Total Investments	14.70%
C000148039 | Grupo Financiero Galicia SA
Holdings [Line Items]
Percent of Total Investments	23.70%
C000049805 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	46.40%
C000049805 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(0.70%)
C000049805 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	8.90%
C000049805 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	11.60%
C000049805 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	136.50%
C000049805 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(0.70%)
C000049805 | CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	11.20%
C000049805 | CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	10.80%
C000049805 | CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
C000049805 | CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	8.30%
C000049805 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
C000049805 | CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
C000049805 | CurrencyExposure_Long_South Africa
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
C000049805 | CurrencyExposure_Long_Indonesia
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000049805 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000049805 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	69.10%
C000049805 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.30%
C000049805 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000049805 | AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092670 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	46.40%
C000092670 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(0.70%)
C000092670 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	8.90%
C000092670 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	11.60%
C000092670 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	136.50%
C000092670 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(0.70%)
C000092670 | CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	11.20%
C000092670 | CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	10.80%
C000092670 | CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
C000092670 | CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	8.30%
C000092670 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
C000092670 | CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
C000092670 | CurrencyExposure_Long_South Africa
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
C000092670 | CurrencyExposure_Long_Indonesia
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000092670 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000092670 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	69.10%
C000092670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.30%
C000092670 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092670 | AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.60%
C000084543 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	46.40%
C000084543 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(0.70%)
C000084543 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	8.90%
C000084543 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	11.60%
C000084543 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	136.50%
C000084543 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(0.70%)
C000084543 | CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	11.20%
C000084543 | CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	10.80%
C000084543 | CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
C000084543 | CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	8.30%
C000084543 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
C000084543 | CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
C000084543 | CurrencyExposure_Long_South Africa
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
C000084543 | CurrencyExposure_Long_Indonesia
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000084543 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000084543 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	69.10%
C000084543 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.30%
C000084543 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000084543 | AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.60%
C000053808 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053808 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053808 | B
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000053808 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000053808 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053808 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053808 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000053808 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053808 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000053808 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000053808 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.60%
C000053809 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053809 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053809 | B
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000053809 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000053809 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053809 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053809 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000053809 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053809 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000053809 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000053809 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.60%
C000053811 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053811 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053811 | B
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000053811 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000053811 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053811 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053811 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000053811 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053811 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000053811 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000053811 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.60%
C000053812 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053812 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053812 | B
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000053812 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000053812 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053812 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053812 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000053812 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053812 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000053812 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000053812 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.60%
C000213855 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213855 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213855 | B
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000213855 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000213855 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213855 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000213855 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213855 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213855 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213855 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000213855 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.60%
C000014460 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014460 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014460 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014460 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014460 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014460 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014460 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014460 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014460 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014460 | FR_B058TZ909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014460 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014460 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014460 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014460 | Germany
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014460 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014460 | Spain
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014460 | Japan
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014460 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014460 | France
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014460 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.70%
C000014460 | United States
Holdings [Line Items]
Percent of Total Investments	63.50%
C000014460 | Safran SA
Holdings [Line Items]
Percent of Total Investments	31.80%
C000014462 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014462 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014462 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.60%
C000014462 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014462 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014462 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014462 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014462 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014462 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014462 | FR_B058TZ909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014462 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014462 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014462 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014462 | Germany
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014462 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014462 | Spain
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014462 | Japan
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014462 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014462 | France
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014462 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.70%
C000014462 | United States
Holdings [Line Items]
Percent of Total Investments	63.50%
C000014462 | Safran SA
Holdings [Line Items]
Percent of Total Investments	31.80%
C000054103 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000054103 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000054103 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.60%
C000054103 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.30%
C000054103 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000054103 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.60%
C000054103 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000054103 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.60%
C000054103 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	2.10%
C000054103 | FR_B058TZ909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054103 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	5.20%
C000054103 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000054103 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.50%
C000054103 | Germany
Holdings [Line Items]
Percent of Total Investments	1.80%
C000054103 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000054103 | Spain
Holdings [Line Items]
Percent of Total Investments	2.00%
C000054103 | Japan
Holdings [Line Items]
Percent of Total Investments	2.70%
C000054103 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.10%
C000054103 | France
Holdings [Line Items]
Percent of Total Investments	5.40%
C000054103 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.70%
C000054103 | United States
Holdings [Line Items]
Percent of Total Investments	63.50%
C000054103 | Safran SA
Holdings [Line Items]
Percent of Total Investments	31.80%
C000023227 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023227 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023227 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023227 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023227 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023227 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023227 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023227 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023227 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023227 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023227 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	21.20%
C000023227 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.40%
C000023227 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	64.20%
C000023227 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.10%
C000023227 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023228 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023228 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023228 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023228 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023228 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023228 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023228 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023228 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023228 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023228 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023228 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	21.20%
C000023228 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.40%
C000023228 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	64.20%
C000023228 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.10%
C000023228 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023230 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023230 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023230 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023230 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023230 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023230 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023230 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023230 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023230 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023230 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023230 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	21.20%
C000023230 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.40%
C000023230 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	64.20%
C000023230 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.10%
C000023230 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023229 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023229 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023229 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023229 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023229 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023229 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023229 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023229 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023229 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023229 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023229 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	21.20%
C000023229 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.40%
C000023229 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	64.20%
C000023229 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.10%
C000023229 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000091467 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.40%
C000091467 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.90%)
C000091467 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	11.30%
C000091467 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
C000091467 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000091467 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000091467 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000091467 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
C000091467 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000091467 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000091467 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	70.70%
C000091467 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000091467 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
C000091467 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
C000091467 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000091467 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.70%)
C000091467 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(6.60%)
C000091467 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000091467 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	60.30%
C000091467 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
C000091467 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.60%
C000091467 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000091467 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000091467 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000091467 | AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.10%
C000091467 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000091468 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.40%
C000091468 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.90%)
C000091468 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	11.30%
C000091468 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
C000091468 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000091468 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000091468 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000091468 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
C000091468 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000091468 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000091468 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	70.70%
C000091468 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000091468 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
C000091468 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
C000091468 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000091468 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.70%)
C000091468 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(6.60%)
C000091468 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000091468 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	60.30%
C000091468 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
C000091468 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.60%
C000091468 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000091468 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000091468 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000091468 | AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.10%
C000091468 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000091469 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.40%
C000091469 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.90%)
C000091469 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	11.30%
C000091469 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
C000091469 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000091469 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000091469 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000091469 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
C000091469 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000091469 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000091469 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	70.70%
C000091469 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000091469 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
C000091469 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
C000091469 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000091469 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.70%)
C000091469 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(6.60%)
C000091469 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000091469 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	60.30%
C000091469 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
C000091469 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.60%
C000091469 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000091469 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000091469 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000091469 | AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.10%
C000091469 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096923 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.40%
C000096923 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.90%)
C000096923 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	11.30%
C000096923 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
C000096923 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000096923 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000096923 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000096923 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
C000096923 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000096923 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000096923 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	70.70%
C000096923 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000096923 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
C000096923 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
C000096923 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000096923 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.70%)
C000096923 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(6.60%)
C000096923 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096923 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	60.30%
C000096923 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
C000096923 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.60%
C000096923 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096923 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096923 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000096923 | AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.10%
C000096923 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000191156 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.40%
C000191156 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(17.90%)
C000191156 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	11.30%
C000191156 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
C000191156 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000191156 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000191156 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000191156 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
C000191156 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000191156 | CurrencyExposure_Long_Sweden
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000191156 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	70.70%
C000191156 | CurrencyExposure_Long_Korea, South
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000191156 | CurrencyExposure_Long_Uganda
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
C000191156 | CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
C000191156 | CurrencyExposure_Short_Indonesia
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000191156 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.70%)
C000191156 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(6.60%)
C000191156 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000191156 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	60.30%
C000191156 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.50%
C000191156 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.60%
C000191156 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000191156 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000191156 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000191156 | AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.10%
C000191156 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000104668 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000104668 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000104668 | B
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000104668 | BB
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000104668 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000104668 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104668 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104668 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104668 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104668 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000104668 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000104668 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000104668 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000104668 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	30.20%
C000104668 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.60%
C000104668 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000104757 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000104757 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000104757 | B
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000104757 | BB
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000104757 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000104757 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104757 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104757 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104757 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104757 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000104757 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000104757 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000104757 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000104757 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	30.20%
C000104757 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.60%
C000104757 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000104670 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000104670 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000104670 | B
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000104670 | BB
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000104670 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000104670 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104670 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104670 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104670 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104670 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000104670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000104670 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000104670 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000104670 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	30.20%
C000104670 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.60%
C000104670 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000215014 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000215014 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215014 | B
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000215014 | BB
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000215014 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000215014 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215014 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215014 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215014 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215014 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215014 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000215014 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000215014 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000215014 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	30.20%
C000215014 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.60%
C000215014 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000132340 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132340 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000132340 | B
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000132340 | BB
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000132340 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132340 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132340 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132340 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.70%
C000132340 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132340 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000132342 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132342 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000132342 | B
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000132342 | BB
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000132342 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132342 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132342 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132342 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.70%
C000132342 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132342 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014425 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014425 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014425 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014425 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	11.60%
C000014425 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	12.40%
C000014425 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	10.10%
C000014425 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014425 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014425 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014425 | FR_609839105
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014425 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	66.50%
C000014425 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014425 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014425 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014425 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014425 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000014425 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000014425 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014425 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014425 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014425 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014427 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014427 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014427 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014427 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	11.60%
C000014427 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	12.40%
C000014427 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	10.10%
C000014427 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014427 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014427 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014427 | FR_609839105
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014427 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	66.50%
C000014427 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014427 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014427 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014427 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000014427 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000014427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014427 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014427 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014427 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014431 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014431 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014431 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014431 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014431 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014431 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014431 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014431 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014431 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014431 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014431 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	25.00%
C000014431 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014431 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014431 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014431 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014431 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014431 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014431 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014431 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000014431 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014431 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000014431 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000014433 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014433 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014433 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014433 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014433 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014433 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014433 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014433 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014433 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014433 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014433 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	25.00%
C000014433 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014433 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014433 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014433 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014433 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014433 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014433 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014433 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000014433 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014433 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000014433 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000081633 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081633 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081633 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081633 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081633 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081633 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081633 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081633 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081633 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081633 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081633 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	25.00%
C000081633 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081633 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000081633 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081633 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081633 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081633 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081633 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000081633 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000081633 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000081633 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000081633 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%